Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Commitments	D5 Commitments
The Group has provided, from time to time, certain commitments to third parties.
At 31 December 2025, the Group had $6,691 million unfunded commitments (31 December 2024 $3,293 million) primarily related to alternative investment funds in Asia.